Cost of revenues (Details) - Cost of revenues - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue sharing fees and content costs	¥ 12,861,431	¥ 8,272,696	¥ 5,727,081
Bandwidth costs	1,722,979	967,436	695,839
Payment handling costs	866,455	104,772	72,953
Salary and welfare	746,517	323,623	237,063
Technical service fee	327,403	42,686	18,232
Depreciation and amortization	282,162	117,293	128,639
Share-based compensation	81,254	74,339	42,759
Other taxes and surcharges	68,471	48,724	48,360
Other costs	191,678	65,565	55,476
Total	¥ 17,148,350	¥ 10,017,134	¥ 7,026,402